AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 11, 2013.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 377	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 378	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on February 10, 2013 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 377 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating February 10, 2013 as the new effective date for Post-Effective Amendment No. 141 to the Trust’s Registration Statement, which was filed on March 30, 2010 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 149, 153, 158, 163, 168, 172, 177, 182, 187, 194, 201, 208, 214, 221, 226, 232, 240, 249, 257, 265, 270, 279, 288, 297, 305, 312, 319, 324, 329, 339, 344, 349, 357, 363 and 369 to the Trust’s Registration Statement filed on May 28, 2010, June 25, 2010, July 23, 2010, August 20, 2010, September 17, 2010, October 15, 2010, November 12, 2010, December 10, 2010, January 7, 2011, February 4, 2011, March 4, 2011, April 1, 2011, April 29, 2011, May 27, 2011, June 24, 2011, July 21, 2011, August 19, 2011, September 15, 2011, October 14, 2011, November 10, 2011, November 18, 2011, December 16, 2011, January 13, 2012, February 10, 2012, March 9, 2012, April 6, 2012, May 4, 2012, June 1, 2012, June 29, 2012, July 27, 2012, August 24, 2012, September 21, 2012, October 19, 2012, November 16, 2012 and December 14, 2012, respectively.  This Amendment relates solely to PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 141 to the Trust’s Registration Statement and the information contained in Part C of Post-Effective Amendment No. 302 to the Trust’s Registration Statement, filed on February 28, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 11th day of January, 2013.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	January 11, 2013
Andrew Schlossberg

/s/ Sheri Morris	Treasurer	January 11, 2013
Sheri Morris

/s/ Anna Paglia	Secretary	January 11, 2013
Anna Paglia

*/s/ H. Bruce Bond	Trustee	January 11, 2013
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	January 11, 2013
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	January 11, 2013
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	January 11, 2013
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	January 11, 2013
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	January 11, 2013
Philip M. Nussbaum

*/s/ Donald H. Wilson	Chairman and Trustee	January 11, 2013
Donald H. Wilson

*By: /s/ Anna Paglia		January 11, 2013
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment No. 227 to the Trust’s Registration Statement and incorporated by reference herein.